Summary of Significant Accounting Policies - Reconciliation of Earnings and Weighted Average Common Shares and Potential Common Shares Outstanding (Parenthetical) (Detail) (Successor [Member])
In Millions, unless otherwise specified
	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Successor [Member]
Schedule Of Earnings Per Share [Line Items]
Options to purchase common shares excluded from the computation of diluted earnings per share	0.2	5.6	11.6